Provisions - Expected timing of outflow of economic benefits (Details) - Provision for aircraft maintenance on leased aircraft [Member] - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 98.8	€ 53.2	€ 75.4	€ 130.7
Less than one year
Disclosure of other provisions [line items]
Other provisions	9.2	10.3	43.3
Later than one year and not later than two years
Disclosure of other provisions [line items]
Other provisions	23.3	4.1	12.1
Later than two years and not later than three years
Disclosure of other provisions [line items]
Other provisions	56.7	11.5	3.2
Later than three years and not later than four years
Disclosure of other provisions [line items]
Other provisions	€ 9.6	24.3	5.9
Thereafter
Disclosure of other provisions [line items]
Other provisions		€ 3.0	€ 10.9